401(k) Plan (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 01, 2004	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Maximum employee contribution, percentage		15.00%
Contribution expense		$ 43,000	$ 46,000
3% Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of employee contributions matched by employer	3.00%
Employer matching contribution, percentage	100.00%
2% Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of employee contributions matched by employer	2.00%
Employer matching contribution, percentage	50.00%